Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and intangible assets
Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2018	4,710	1,287	96	1,547	490	8,130
Transfer of UK banking business	(4,276)	-	-	(90)	-	(4,366)
Additions and disposals	-	(8)	11	-	13	16
Exchange and other movements	11	63	(7)	83	29	179
As at 31 December 2018	445	1,342	100	1,540	532	3,959
Accumulated amortisation and impairment
As at 1 January 2018	(860)	(787)	(75)	(1,210)	(313)	(3,245)
Transfer of UK banking business	750	-	-	79	-	829
Additions and disposals	-	161	(1)	-	12	172
Amortisation charge	-	(156)	(11)	(78)	(31)	(276)
Impairment charge	-	(1)	-	-	-	(1)
Exchange and other movements	(1)	(29)	9	(68)	(22)	(111)
As at 31 December 2018	(111)	(812)	(78)	(1,277)	(354)	(2,632)
Net book value	334	530	22	263	178	1,327

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2017	4,797	4,422	150	1,708	551	11,628
Additions and disposals	-	(2,911)	(49)	(12)	(19)	(2,991)
Exchange and other movements	(87)	(224)	(5)	(149)	(42)	(507)
As at 31 December 2017	4,710	1,287	96	1,547	490	8,130
Accumulated amortisation and impairment
As at 1 January 2017	(930)	(1,666)	(109)	(1,232)	(343)	(4,280)
Disposals	-	1,132	45	15	36	1,228
Amortisation charge	-	(329)	(14)	(101)	(34)	(478)
Impairment charge	-	(12)	-	-	-	(12)
Exchange and other movements	70	88	3	108	28	297
As at 31 December 2017	(860)	(787)	(75)	(1,210)	(313)	(3,245)
Net book value	3,850	500	21	337	177	4,885

Goodwill	Goodwill Goodwill is allocated to business operations according to business segments as follows:
	Barclays Bank Group
	2018	2017
	£m	£m
Consumer, Cards and Payments	334	325
Total net book value of goodwill	334	325